Loan to Director (Details) - USD ($)	1 Months Ended
	Apr. 01, 2019	Dec. 31, 2020	Jan. 02, 2020	Dec. 28, 2017
Disclosure of loans and advances to customers [text block] [Abstract]
Bank debt instruments held (in Dollars)	$ 200,000
Term of loan	5 years
Interest rate	7.00%	1.25%	12.00%	10.50%